Cover	Mar. 04, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 04, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43179
Entity Registrant Name	PRESIDIO PRODUCTION COMPANY
Entity Central Index Key	0002083125
Entity Tax Identification Number	39-3528250
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 W. 7th Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	800
Local Phone Number	461-1604
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, $0.0001 par value per share
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	FTW
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	FTW WS
Security Exchange Name	NYSE